SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
SHAREHOLDERS' EQUITY
Schedule of stock option activity

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	terms	intrinsic
	of options	price	(in years)	value
Outstanding at beginning of year	8,842,721	$21.78	3.81	$186,567
Granted	2,266	1.00
Exercised	1,399,823	8.73
Forfeited	(6,579)	4.92
Outstanding at end of year	7,438,585	$24.25	3.07	$122,389
Exercisable at end of year	1,590,850	$11.94	3.72	$45,753

Schedule of weighted average assumptions

	Year ended December 31,
	2025	2024	2023
Risk-free interest rate	3.66%	4.06%-4.60%	3.60%-3.89%
Expected term (in years)	3.53	3.23-3.96	3.31-4.00
Expected volatility	47.5%	40.0%-42.5%	40.0%
Expected dividend yield	0%	0%	0%

Schedule of Unvested RSUs

	Number of	Number of
	RSUs	PSUs (*)	Total
Outstanding as of January 1, 2025	724,252	546,246	1,270,498
Granted	584,385	154,282	738,667
Vested	(282,961)	(64,139)	(347,100)
Forfeited	(128,010)	—	(128,010)
Outstanding as of December 31, 2025	897,666	636,389	1,534,055

(*)restricted share units which are subject to certain performance conditions.